LAND USE RIGHTS NET (Details 1)	Jun. 30, 2023 USD ($)
LAND USE RIGHTS, NET
For the remainder of Fiscal 2023	$ 16,764
Fiscal 2027	33,528
Fiscal 2024	33,528
Fiscal 2025	33,528
Fiscal 2026	33,528
Thereafter	1,034,654
Total	$ 1,185,530